Transactions and Balances with Related Parties (Details) - Schedule of balances with related parties - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of balances with related parties [Abstract]
Directors’ fee	$ 496	$ 183
Payroll, provision for bonus and for termination of employment	153	87
Accrued expenses and other liabilities, total	$ 649	$ 270